Investment in joint ventures and associates - Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 33,397,490		₩ 31,627,342		₩ 28,805,103		$ 25,869,473	$ 24,498,329	₩ 26,725,845
Book value		1,795,370		1,305,636		1,335,167		$ 1,390,682		993,291
W Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,391		₩ 4,227		₩ 3,704
Ownership		4.90%		4.90%		4.90%
Ownership portion of net assets		₩ 216		₩ 209		₩ 183
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		(1)		0
Book value		216		208		183				191
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 62,408		₩ 55,100		₩ 92,575
Ownership		9.90%		9.90%		9.90%
Ownership portion of net assets		₩ 6,186		₩ 5,462		₩ 9,177
Basis difference		247		246		246
Impairment		0		0		0
Intercompany transaction		0		1		0
Book value		6,433		5,709		9,423				8,125
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 21,898		₩ 15,828		₩ 20,671
Ownership		15.00%		15.00%		15.00%
Ownership portion of net assets		₩ 3,285		₩ 2,374		₩ 3,101
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		₩ 3,285		2,374		3,101				3,066
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 47,185		₩ 53,942
Ownership		0.00%		23.10%		23.10%
Ownership portion of net assets				₩ 10,889		₩ 12,448
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				10,889		12,448				15,032
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 47,370		₩ 63,146
Ownership		0.00%		20.00%		20.00%
Ownership portion of net assets				₩ 9,474		₩ 12,630
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				9,474		12,630				13,238
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 1,893,785		₩ 1,796,269		₩ 1,730,307
Ownership	[1]	12.60%		12.60%		12.60%
Ownership portion of net assets	[1]	₩ 238,158		₩ 225,894		₩ 217,599
Basis difference	[1]	21,894		21,894		21,894
Impairment	[1]	0		0		0
Intercompany transaction	[1]	0		1		0
Book value		260,052	[1]	247,789	[1]	239,493	[1],[2]			174,097	[2]
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 957		₩ 1,381
Ownership				25.00%		25.00%
Ownership portion of net assets				₩ 239		₩ 345
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				239		345				2,788
Partner One Value Up Ist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 13,889		₩ 18,395		₩ 28,273
Ownership		23.30%		23.30%		23.30%
Ownership portion of net assets		₩ 3,230		₩ 4,278		₩ 6,576
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,230		4,278		6,576				9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 41,228		₩ 51,419		₩ 55,767
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 8,247		₩ 10,284		₩ 11,153
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		1		0
Book value		8,247		10,285		11,153				9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,654		₩ 15,716		₩ 15,794
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 3,914		₩ 3,929		₩ 3,949
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		523		426		305
Book value		4,437		4,355		4,254				4,129
LOTTE CARD Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,936,964	[1]	₩ 2,570,656	[1]	₩ 2,291,474
Ownership		20.00%	[1]	20.00%	[1]	20.00%
Ownership portion of net assets		₩ 587,392	[1]	₩ 514,131	[1]	₩ 458,295
Basis difference		0	[1]	0	[1]	0
Impairment		0	[1]	0	[1]	0
Intercompany transaction		0	[1]	0	[1]	0
Book value		587,392	[1]	514,131	[1]	458,295				422,832
Genesis Environmental Energy Company 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 16,669
Ownership						24.80%
Ownership portion of net assets						₩ 4,126
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						4,126				3,979
Union Technology Finance Investment Association
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 41,310		₩ 48,692		₩ 41,706
Ownership		29.70%		29.70%		29.70%
Ownership portion of net assets		₩ 12,270		₩ 14,463		₩ 12,388
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		(1)		0
Book value		12,270		14,462		12,388				4,485
Dicustody Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 92		₩ 95		₩ 98
Ownership		1.00%		1.00%		1.00%
Ownership portion of net assets		₩ 1		₩ 1		₩ 1
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		1		1		1
Orient Shipyard Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (16,517)		₩ (16,393)
Ownership		22.70%		22.70%
Ownership portion of net assets		₩ (3,754)		₩ (3,721)
Basis difference		0		0
Impairment		0		0
Intercompany transaction		3,754		3,721
Book value		0		₩ 0
Joongang Network Solution Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (1,651)
Ownership		25.30%		25.30%
Ownership portion of net assets		₩ (419)
Basis difference		0
Impairment		0
Intercompany transaction		507
Book value		88
Win Mortgage Co.,LTd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,321
Ownership		4.50%
Ownership portion of net assets		₩ 105
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		105
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,542		₩ 10,245		₩ 10,071
Ownership		100.00%		100.00%		100.00%
Ownership portion of net assets		₩ 10,540		₩ 10,244		₩ 10,070
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		(1)		0
Book value		10,540		10,243		10,070				10,023
BTS 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 24,193		₩ 14,405
Ownership		20.00%		20.00%
Ownership portion of net assets		₩ 4,838		₩ 2,881
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		4,838		2,881
STASSETS FUND III
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 29,702		₩ 4,347
Ownership		28.30%		28.30%
Ownership portion of net assets		₩ 8,406		₩ 1,230
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		8,406		1,230
SF CREDIT PARTNERS, LLC
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 123,161
Ownership		10.00%
Ownership portion of net assets		₩ 12,316
Basis difference		0
Impairment		0
Intercompany transaction		529
Book value		12,845
Rea Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (1,488)
Ownership		24.50%
Ownership portion of net assets		₩ (365)
Basis difference		0
Impairment		0
Intercompany transaction		365
Book value		0
ARAM CMC Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 184
Ownership		20.00%
Ownership portion of net assets		₩ 37
Basis difference		0
Impairment		0
Intercompany transaction		(37)
Book value		0
Japanese Hotel Real Estate Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 13,529		₩ 14,374		₩ 16,090
Ownership		19.90%		19.90%		19.90%
Ownership portion of net assets		₩ 2,688		₩ 2,855		₩ 3,196
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		2,688		2,855		3,196				3,234
Woori Seoul Beltway Private Special Asset Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 50,360		₩ 39,495		₩ 30,205
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 12,590		₩ 9,874		₩ 7,551
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		12,590		9,874		7,551				5,613
Woori General Private Securities Investment Trust(Bond) No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 206,746
Ownership		25.00%
Ownership portion of net assets		₩ 51,686
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 701,914		₩ 401,335		₩ 1,050,704
Ownership		15.00%		27.90%		14.50%
Ownership portion of net assets		₩ 105,564		₩ 112,025		₩ 151,822
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		105,564		112,025		151,822
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 113,407		₩ 111,273
Ownership		9.10%		9.20%
Ownership portion of net assets		₩ 10,330		₩ 10,182
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		10,330		10,182
Woori General Private Securities Investment Trust(Bond) No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 113,040
Ownership		27.30%
Ownership portion of net assets		₩ 30,829
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		30,829
Woori Multi Return Private Securities Investment Trust 3(Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 50,114
Ownership						20.00%
Ownership portion of net assets						₩ 10,023
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						10,023
Woori Smart General Private Equity Investment Trust 1(bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 143,973
Ownership		28.60%
Ownership portion of net assets		₩ 41,135
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		41,135
Woori General Private Securities Investment Trust(Bond) No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 184,330
Ownership		27.80%
Ownership portion of net assets		₩ 51,205
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		51,205
Woori Asset Global Partnership Fund No.5
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 38,256
Ownership		57.70%
Ownership portion of net assets		₩ 22,071
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		22,071
WOORI TAERIM 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,862		₩ 3,862		₩ 3,875
Ownership		25.60%		25.60%		25.60%
Ownership portion of net assets		₩ 988		₩ 988		₩ 991
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		988		988		991				283
Portone-Cape Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,224		₩ 2,318		₩ 2,447
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 445		₩ 464		₩ 489
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		445		464		489				960
KIWOOM WOORI Financial 1st Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 10,486		₩ 10,707
Ownership				9.10%		9.10%
Ownership portion of net assets				₩ 953		₩ 973
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				953		973				994
DeepDive WOORI 2021-1 Financial Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,381		₩ 7,375		₩ 8,340
Ownership		11.90%		11.90%		11.90%
Ownership portion of net assets		₩ 1,236		₩ 878		₩ 993
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		1,236		878		993
Darwin Green Packaging Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 19,390		₩ 19,332		₩ 19,387
Ownership		20.40%		20.40%		20.40%
Ownership portion of net assets		₩ 3,957		₩ 3,945		₩ 3,957
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,957		3,945		3,957
DS Power Semicon Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 14,186
Ownership				21.00%
Ownership portion of net assets				₩ 2,976
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				2,976
Koreawide partners 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 72,133		₩ 75,001
Ownership		26.70%		26.70%
Ownership portion of net assets		₩ 19,235		₩ 20,000
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		19,235		20,000
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,667		₩ 4,648		₩ 6,363
Ownership		12.00%		12.00%		12.00%
Ownership portion of net assets		₩ 560		₩ 558		₩ 763
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		560		558		763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 114,817		₩ 73,008		₩ 35,795
Ownership		0.10%		0.10%		0.30%
Ownership portion of net assets		₩ 55		₩ 102		₩ 100
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		55		102		100
Woori Together TDF 2025
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 8,497
Ownership				23.60%
Ownership portion of net assets				₩ 1,990
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				1,990
Woori Together TDF 2030
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,894		₩ 8,615
Ownership		28.00%		23.80%
Ownership portion of net assets		₩ 3,324		₩ 2,033
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		3,324		2,033
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 50,837
Ownership		20.40%
Ownership portion of net assets		₩ 10,376
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		10,376
Woori Star50 Feeder Fund(H)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 709
Ownership				17.90%
Ownership portion of net assets				₩ 126
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				126
Australia Green Energy 1st PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 121,430		₩ 122,620
Ownership		4.00%		4.00%
Ownership portion of net assets		₩ 4,811		₩ 4,858
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		4,811		4,858
Aarden Woori Apparel 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 28,129		₩ 20,661		₩ 20,986
Ownership		0.50%		0.50%		0.50%
Ownership portion of net assets		₩ 133		₩ 97		₩ 99
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		133		97		99
Woori Dyno 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 12,025		₩ 10,169
Ownership		19.60%		19.60%
Ownership portion of net assets		₩ 2,358		₩ 1,994
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		2,358		1,994
KTB-KORUS FUND
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 8,956
Ownership		37.50%
Ownership portion of net assets		₩ 3,359
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		3,359
KTB China Platform Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 85,895
Ownership		18.70%
Ownership portion of net assets		₩ 16,059
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		16,059
KTBN Venture Fund No.7
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 79,871
Ownership		20.10%
Ownership portion of net assets		₩ 16,044
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		16,044
KTBN Venture Fund No.8
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,551
Ownership		21.70%
Ownership portion of net assets		₩ 2,511
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		2,511
KTBN Digital Contents Korea Fund No.9
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 18,658
Ownership		30.00%
Ownership portion of net assets		₩ 5,597
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		5,597
KTBN Media Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,887
Ownership		15.00%
Ownership portion of net assets		₩ 283
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		283
KTB China Synergy Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 135,487
Ownership		15.10%
Ownership portion of net assets		₩ 20,405
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		20,405
NAVER-KTB Audio Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 28,767
Ownership		1.00%
Ownership portion of net assets		₩ 288
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		288
KTBN Venture Fund No.13
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 72,206
Ownership		19.60%
Ownership portion of net assets		₩ 14,158
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		14,158
KTBN Future Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 34,210
Ownership		13.30%
Ownership portion of net assets		₩ 4,561
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		4,561
KTBN Venture Fund No.16
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 180,975
Ownership		10.30%
Ownership portion of net assets		₩ 18,561
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		18,561
KTBN Venture Fund No.18
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 265,911
Ownership		10.10%
Ownership portion of net assets		₩ 26,970
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		26,970
KB-KTB Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 41,800
Ownership		18.20%
Ownership portion of net assets		₩ 7,600
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		7,600
WOORI 2022 Scaleup Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 67,800
Ownership		20.00%
Ownership portion of net assets		₩ 13,578
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		13,578
WOORI 2022 Start-up Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 8,081
Ownership		30.10%
Ownership portion of net assets		₩ 2,433
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		2,433
KTB-NHN China Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 9
Ownership		33.30%
Ownership portion of net assets		₩ 3
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		3
KTBN GI Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 12,346
Ownership		5.00%
Ownership portion of net assets		₩ 617
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		617
Chirochem
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 357
Ownership		28.60%
Ownership portion of net assets		₩ 102
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		102
Woori Hanhwa Eureka Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 40,684
Ownership						0.80%
Ownership portion of net assets						₩ 327
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						327				403
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,687		₩ 18,383		₩ 20,720
Ownership		47.80%		47.80%		47.80%
Ownership portion of net assets		₩ 7,978		₩ 8,788		₩ 9,905
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		7,978		8,788		9,905				10,193
Woori Zip 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 12,746		₩ 13,963		₩ 16,426
Ownership		62.40%		64.00%		63.90%
Ownership portion of net assets		₩ 7,629		₩ 8,690		₩ 10,496
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		7,629		8,690		10,496
Woori Zip 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 17,630		₩ 19,461		₩ 23,082
Ownership		62.80%		64.00%		63.80%
Ownership portion of net assets		₩ 10,695		₩ 12,180		₩ 14,732
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		10,695		12,180		14,732
KG Fashion Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (463)
Ownership		20.80%
Ownership portion of net assets		₩ (96)
Basis difference		0
Impairment		0
Intercompany transaction		96
Book value		0
Force TEC
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ (14,315)		₩ (11,604)
Ownership				24.50%		24.50%
Ownership portion of net assets				₩ (3,513)		₩ (2,843)
Basis difference				0		0
Impairment				0		0
Intercompany transaction				3,513		2,843
Book value				0		0
KUM HWA Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (163)		₩ (155)		₩ (156)
Ownership		20.10%		20.10%		20.10%
Ownership portion of net assets		₩ (33)		₩ (31)		₩ (31)
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		33		31		31
Book value		0		0		0
Jinmyung Plus Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 65		₩ 47		₩ 123
Ownership		21.30%		21.30%		21.30%
Ownership portion of net assets		₩ 14		₩ 10		₩ 25
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		(25)
Book value		14		10		0
JC Assurance No.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 121,588		₩ 122,012		₩ 118,397
Ownership		23.50%		23.50%		24.40%
Ownership portion of net assets		₩ 28,610		₩ 17,728		₩ 29,349
Basis difference		0		0		0
Impairment		(28,610)		(17,728)		(11,621)
Intercompany transaction		0		0		0
Book value		0		0		17,728				29,050
Dream Company Growth no.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 28,111		₩ 28,301		₩ 28,489
Ownership		27.80%		27.80%		27.80%
Ownership portion of net assets		₩ 7,809		₩ 7,861		₩ 7,914
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		7,809		7,861		7,914				7,705
HMS-Oriens 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 61,497		₩ 58,089		₩ 52,631
Ownership		22.80%		22.80%		22.80%
Ownership portion of net assets		₩ 14,030		₩ 13,252		₩ 12,007
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		14,030		13,252		12,007				12,000
WooriG Senior Loan General Type Private Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 378,122		₩ 406,609
Ownership				21.70%		21.70%
Ownership portion of net assets				₩ 81,861		₩ 88,029
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				₩ 81,861		88,029				52,045
Woori G Senior Loan Private Placement Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 349,132
Ownership		21.70%		21.70%
Ownership portion of net assets		₩ 75,590
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		75,590		₩ 81,861
Genesis Eco No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 37,750		₩ 38,695		₩ 38,365
Ownership		29.00%		29.00%		29.00%
Ownership portion of net assets		₩ 10,942		₩ 11,216		₩ 11,120
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		10,942		11,216		11,120
Paratus Woori Material Component Equipment joint venture company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 56,788		₩ 57,694		₩ 58,507
Ownership		29.90%		29.90%		29.90%
Ownership portion of net assets		₩ 16,979		₩ 17,250		₩ 17,493
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		16,979		17,250		17,493
Midas No. 8 Private Equity Joint Venture Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 64,821		₩ 65,694		₩ 66,587
Ownership		28.50%		28.50%		28.50%
Ownership portion of net assets		₩ 18,465		₩ 18,713		₩ 18,968
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		18,465		18,713		18,968
Orchestra Private Equity Fund IV
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 33,919		₩ 34,427
Ownership		28.20%		28.20%
Ownership portion of net assets		₩ 9,555		₩ 9,698
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		9,555		9,698
Synaptic Green No.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 36,150		₩ 37,017
Ownership		21.10%		21.10%
Ownership portion of net assets		₩ 7,611		₩ 7,793
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		7,611		7,793
IGEN2022No. 1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 32,131		₩ 32,240
Ownership		24.80%		24.80%
Ownership portion of net assets		₩ 7,983		₩ 8,010
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		7,983		8,010
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 27,105		₩ 33,423		₩ 31,585
Ownership		38.90%		38.80%		38.80%
Ownership portion of net assets		₩ 10,530		₩ 12,984		₩ 12,350
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		10,530		12,984		12,350				8,128
Synaptic Future Growth Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 29,748
Ownership		23.80%
Ownership portion of net assets		₩ 7,069
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		7,069
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 62,809		₩ 75,555		₩ 120,502
Ownership		32.40%		35.60%		38.10%
Ownership portion of net assets		₩ 20,283		₩ 27,536		₩ 46,155
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		20,283		27,536		46,155				22,904
Woori-Shinyoung Growth-Cap Private Equity Fund I
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 95,743		₩ 123,512		₩ 81,773
Ownership		35.00%		35.00%		35.00%
Ownership portion of net assets		₩ 33,481		₩ 43,274		₩ 28,713
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		33,481		43,274		28,713				38,342
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 98,627
Ownership		32.70%
Ownership portion of net assets		₩ 32,987
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,625		₩ 4,655
Ownership		14.10%		23.10%
Ownership portion of net assets		₩ 2,543		₩ 1,074
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		2,543		₩ 1,074
Woori 25-09 Corporate Bond (AA- or higher) Active ETF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 101,701
Ownership		29.30%
Ownership portion of net assets		₩ 29,821
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		29,821
Woori Short Term Government and Special Bank Bond Active ETF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 58,973
Ownership		20.80%
Ownership portion of net assets		₩ 12,286
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		₩ 12,286
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 257,891
Ownership						27.50%
Ownership portion of net assets						₩ 73,787
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						₩ 73,787				₩ 93,474

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
[2]	Included 70,120 million Won of deemed gain on disposal in accordance with the decrease in percentage of ownership from disproportionate contribution for the year ended December 31, 2021.